employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
employee future benefits
Union pension plan and public service pension plan contributions	$ 5	$ 5	$ 10	$ 11
Other defined contribution pension plans	20	15	36	32
Total	$ 25	$ 20	$ 46	$ 43